Fair Value of Financial Instruments - Adjusted Historical Cost (Detail) - USD ($) $ in Thousands	Feb. 26, 2017	Nov. 27, 2016	Nov. 29, 2015	Apr. 27, 2015	Mar. 14, 2013	May 08, 2012	Nov. 30, 1996
Senior notes [Member] | 6.875% senior notes due 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate	6.875%	6.875%			6.875%	6.875%
Senior notes [Member] | 5.00% Senior Notes, Due 2025 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate	5.00%	5.00%		5.00%
Bonds [Member] | 4.25% Yen-denominated Eurobonds, due 2016 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stated interest rate		4.25%					4.25%
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost	$ 34,393	$ 39,009	$ 15,996
Total financial liabilities carried at adjusted historical cost	1,060,704	1,049,846	1,157,612
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Senior notes [Member] | 6.875% senior notes due 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	535,948	527,102	527,715
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Senior notes [Member] | 5.00% Senior Notes, Due 2025 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	490,363	483,735	482,145
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Bonds [Member] | 4.25% Yen-denominated Eurobonds, due 2016 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost		0	32,736
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Senior revolving credit facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost		0	99,020
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt carried at adjusted historical cost	34,393	39,009	15,996
Total financial liabilities carried at adjusted historical cost	1,093,997	1,069,830	1,199,909
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Senior notes [Member] | 6.875% senior notes due 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	560,198	550,700	570,355
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Senior notes [Member] | 5.00% Senior Notes, Due 2025 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost	$ 499,406	480,121	480,945
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Bonds [Member] | 4.25% Yen-denominated Eurobonds, due 2016 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost		0	33,593
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Senior revolving credit facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt carried at adjusted historical cost		$ 0	$ 99,020